Clients Accounting for Ten Percent or More of Total Net Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Concentration Risk [Line Items]
Total net revenue, Amount	$ 444,195	[1]	$ 381,144	[1]	$ 283,417	[1]
Sales | Client A
Concentration Risk [Line Items]
Total net revenue, Amount	$ 130,009		$ 98,774		$ 65,406
Total net revenue, Percent	29.00%		26.00%		23.00%

[1]	Net revenues are presented by headquarters location of the Group's clients.